Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Intangible assets, net
9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Travel license	30,490	30,590	4,702
Insurance agency license	11,711	11,711	1,800
Software – internally developed	34,208	52,515	8,071
Trade names	41,634	41,634	6,399
Business Cooperation Agreements	660,215	660,215	101,473
Customer relationship	13,458	13,458	2,068
Non-compete agreements	6,399	6,399	984
Subtotal	798,115	816,522	125,497
Less: Accumulated amortization	(205,848)	(355,888)	(54,699)
Total	592,267	460,634	70,798

During 2015, the Group acquired an insurance agency for the total consideration of RMB58,720 to acquire the insurance agency license. The insurance agency was a dormant company and was not qualified as a business as it had no input or process to create output. The Group accounted for this transaction as assets acquisition and the difference between the cash consideration and net assets of the insurance agency is recorded as insurance agency license which is amortized over 20 years on a straight line basis.

Amortization expenses for intangible assets were RMB57,810, RMB145,063 and RMB150,092 for the years ended December 31, 2015, 2016 and 2017.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2018	148,509	22,825
2019	147,921	22,735
2020	94,504	14,525
2021	12,788	1,965
2022	7,415	1,140
Thereafter	49,497	7,608
Total	460,634	70,798